Offsets	Oct. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Nov. 01, 2023
Fee Offset Claimed	$ 1,841.68
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Feb. 01, 2024
Fee Offset Claimed	$ 618.37
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	May 01, 2024
Fee Offset Claimed	$ 455.08
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Aug. 01, 2024
Fee Offset Claimed	$ 880.76
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Nov. 01, 2024
Fee Offset Claimed	$ 1,165.25
Offset: 6
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	Feb. 03, 2025
Fee Offset Claimed	$ 905.13
Offset: 7
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94201
Initial Filing Date	May 01, 2025
Fee Offset Claimed	$ 2,322.88
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Nov. 01, 2023
Fee Paid with Fee Offset Source	$ 1,841.68
Offset: 9
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Feb. 01, 2024
Fee Paid with Fee Offset Source	$ 618.37
Offset: 10
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	May 01, 2024
Fee Paid with Fee Offset Source	$ 455.08
Offset: 11
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Aug. 01, 2024
Fee Paid with Fee Offset Source	$ 880.76
Offset: 12
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Nov. 01, 2024
Fee Paid with Fee Offset Source	$ 1,165.25
Offset: 13
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	Feb. 03, 2025
Fee Paid with Fee Offset Source	$ 905.13
Offset: 14
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	StepStone Private Credit Fund LLC
Form or Filing Type	SC TO
File Number	005-94201
Filing Date	May 01, 2025
Fee Paid with Fee Offset Source	$ 2,322.88